Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net	$ 1,356	$ 130	$ 1,582
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net
Impaired loans due to COVID-19, net
Individually evaluated loans, net
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net
Impaired loans due to COVID-19, net
Individually evaluated loans, net
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net	1,356	130
Impaired loans due to COVID-19, net		82
Individually evaluated loans, net	4,313	5,393
Total	5,669	5,605
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net	1,356	130
Impaired loans due to COVID-19, net		82
Individually evaluated loans, net	4,313	5,393
Total	5,669	5,605
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets, net	1,356	130
Impaired loans due to COVID-19, net		82
Individually evaluated loans, net	4,313	5,393
Total	$ 5,669	$ 5,605